OIL & NATURAL GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Schedule of Capitalized Cost for Oil and Natural Gas

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	June 30, 2023	December 31, 2022

Evaluated costs subject to amortization	$—	$—
Unevaluated costs	118,255,432	79,695,928
Total capitalized costs	118,255,432	79,695,928
Less accumulated depreciation, depletion and amortization	—	—
Total oil and gas properties	$118,255,432	$79,695,928

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	December 31, 2022	December 31, 2021
	Successor	Predecessor
Evaluated costs subject to amortization	$—	$—
Unevaluated costs	79,695,928	61,319,652
Total Capitalized Costs	79,695,928	61,319,652
Less accumulated depreciation, depletion and amortization	—	(15,656,182)
Total oil and gas properties	$79,695,928	$45,663,470

Schedule of Orogrande Project Ownership

The Orogrande Project ownership as of June 30, 2023, is detailed as follows:

	Revenue	Working
	Interest	Interest

University Lands – Mineral Owner	20.000%

ORRI – Magdalena Royalties, LLC, an entity controlled by Gregory McCabe, Chairman of the Board	4.500%

ORRI – Unrelated Party	0.500%

Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	56.250%	75.000%
Wolfbone Investments, LLC, a subsidiary of Next Bridge Hydrocarbons, Inc.	18.750%	25.000%
	100.000%	100.000%

The Orogrande Project ownership as of December 31, 2022, is detailed as follows:

	Revenue Interest	Working Interest
University Lands - Mineral Owner	20.000%
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe	4.500%
ORRI - Unrelated Party	0.500%
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	49.875%	66.500%
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe	18.750%	25.000%
Conversion by Note Holders in March, 2020	4.500%	6.000%
Unrelated Party	1.875%	2.500%
	100.000%	100.000%

Schedule of Common Stock to be issued to Orogrande Owners

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%